Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Gain (loss) on derivatives	$ 5,154	$ (29,053)
Not Designated as Hedging Instrument [Member]
Gain (loss) on derivatives	5,154	(29,053)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Gain (loss) on derivatives	142,216	(31,351)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain (loss) on derivatives	$ (137,062)	$ 2,298